Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: June 12, 2023

Payment Date	6/15/2023
Collection Period Start	5/1/2023
Collection Period End	5/31/2023
Interest Period Start	5/15/2023
Interest Period End	6/14/2023

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$388,468,912.50	$44,106,239.51	$344,362,672.99	0.519252	Jun-25
Class A-3 Notes	$663,190,000.00	$—	$663,190,000.00	1.000000	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$1,259,348,912.50	$44,106,239.51	$1,215,242,672.99

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,345,184,668.01	$1,297,947,448.57	0.640706
YSOC Amount	$81,088,061.45	$77,957,081.52
Adjusted Pool Balance	$1,264,096,606.56	$1,219,990,367.05
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360	$—
Class A-2 Notes	$388,468,912.50	2.71000%	30/360	$877,292.29
Class A-3 Notes	$663,190,000.00	3.17000%	30/360	$1,751,926.92
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$1,259,348,912.50			$3,235,310.71

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,345,184,668.01	$1,297,947,448.57
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,264,096,606.56	$1,219,990,367.05
Number of Receivables Outstanding	73,771	72,695
Weighted Average Contract Rate	3.60%	3.60%
Weighted Average Remaining Term (months)	48	47

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,091,059.97
Principal Collections	$46,778,938.07
Liquidation Proceeds	$90,960.05
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$50,960,958.09
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$50,960,958.09

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,120,987.22	$1,120,987.22	$—	$—	$49,839,970.87
Interest - Class A-1 Notes	$—	$—	$—	$—	$49,839,970.87
Interest - Class A-2 Notes	$877,292.29	$877,292.29	$—	$—	$48,962,678.58
Interest - Class A-3 Notes	$1,751,926.92	$1,751,926.92	$—	$—	$47,210,751.66
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$46,793,731.99
First Allocation of Principal	$—	$—	$—	$—	$46,793,731.99
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$46,736,920.24
Second Allocation of Principal	$1,388,545.45	$1,388,545.45	$—	$—	$45,348,374.79
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$45,286,182.54
Third Allocation of Principal	$18,990,000.00	$18,990,000.00	$—	$—	$26,296,182.54
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$26,226,114.71
Fourth Allocation of Principal	$18,980,000.00	$18,980,000.00	$—	$—	$7,246,114.71
Reserve Account Deposit Amount	$—	$—	$—	$—	$7,246,114.71
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$2,498,420.65
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,498,420.65
Remaining Funds to Certificates	$2,498,420.65	$2,498,420.65	$—	$—	$—
Total	$50,960,958.09	$50,960,958.09	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$81,088,061.45
Increase/(Decrease)	$(3,130,979.93)
Ending YSOC Amount	$77,957,081.52

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,264,096,606.56	$1,219,990,367.05
Note Balance	$1,259,348,912.50	$1,215,242,672.99
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	32	$458,281.37
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	60	$90,960.05
Monthly Net Losses (Liquidation Proceeds)			$367,321.32
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.18%
Second Preceding Collection Period			0.15%
Preceding Collection Period			0.23%
Current Collection Period			0.33%
Four-Month Average Net Loss Ratio			0.22%
Cumulative Net Losses for All Periods			$2,256,632.59
Cumulative Net Loss Ratio			0.11%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.19%	115	$2,443,842.30
60-89 Days Delinquent	0.06%	38	$825,016.19
90-119 Days Delinquent	0.01%	7	$129,649.22
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.26%	160	$3,398,507.71

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		9	$213,827.69
Total Repossessed Inventory		16	$421,497.11

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		45	$954,665.41
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.08%
Second Preceding Collection Period			0.08%
Preceding Collection Period			0.08%
Current Collection Period			0.07%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of May 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.42	0.03%	19	0.03%